Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 8,841,425	¥ 7,579,091
Non-current assets	15,131,728	14,341,939
Total assets	23,973,153	21,921,030	¥ 20,461,465
Current liabilities	6,004,399	5,715,457
Non-current liabilities	7,196,208	6,832,734
Total liabilities	13,200,607	12,548,191
Total equity	10,772,546	9,372,839	8,286,023	¥ 8,565,790
Sales revenue	14,552,696	13,170,519	14,931,009
Profit for the year	760,701	695,444	509,932
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,621,051	1,524,434
Non-current assets	2,082,080	2,001,809
Total assets	3,703,131	3,526,243
Current liabilities	1,043,325	1,043,913
Non-current liabilities	589,376	621,271
Total liabilities	1,632,701	1,665,184
Total equity	2,070,430	1,861,059
Sales revenue	3,301,032	2,062,611	2,673,718
Profit for the year	81,398	5,988	78,347
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	64,324	54,369
Non-current assets	28,330	27,677
Total assets	92,654	82,046
Current liabilities	25,819	25,399
Non-current liabilities	5,003	3,167
Total liabilities	30,822	28,566
Total equity	61,832	53,480
Sales revenue	173,696	122,605	160,557
Profit for the year	7,233	2,552	8,094
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,542,414	1,458,252
Non-current assets	2,030,822	1,952,423
Total assets	3,573,236	3,410,675
Current liabilities	1,013,738	1,015,374
Non-current liabilities	583,308	616,924
Total liabilities	1,597,046	1,632,298
Total equity	1,976,190	1,778,377
Sales revenue	3,120,190	1,933,675	2,505,819
Profit for the year	73,169	2,593	69,339
Affiliates [member] | Life creation and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	14,313	11,813
Non-current assets	22,928	21,709
Total assets	37,241	33,522
Current liabilities	3,768	3,140
Non-current liabilities	1,065	1,180
Total liabilities	4,833	4,320
Total equity	32,408	29,202
Sales revenue	7,146	6,331	7,342
Profit for the year	996	843	914
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	2,088,314	1,774,519
Non-current assets	610,887	544,212
Total assets	2,699,201	2,318,731
Current liabilities	1,742,542	1,527,110
Non-current liabilities	89,109	79,226
Total liabilities	1,831,651	1,606,336
Total equity	867,550	712,395
Sales revenue	5,428,098	5,386,874	4,280,687
Profit for the year	438,912	436,377	328,603
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	272,962	221,524
Non-current assets	130,271	120,238
Total assets	403,233	341,762
Current liabilities	227,215	191,565
Non-current liabilities	17,769	17,035
Total liabilities	244,984	208,600
Total equity	158,249	133,162
Sales revenue	811,764	543,504	791,250
Profit for the year	62,907	33,115	63,819
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,810,581	1,548,875
Non-current assets	479,707	423,270
Total assets	2,290,288	1,972,145
Current liabilities	1,513,623	1,334,240
Non-current liabilities	70,675	61,312
Total liabilities	1,584,298	1,395,552
Total equity	705,990	576,593
Sales revenue	4,612,394	4,839,927	3,483,024
Profit for the year	375,642	403,088	264,216
Joint ventures [member] | Life creation and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	4,771	4,120
Non-current assets	909	704
Total assets	5,680	4,824
Current liabilities	1,704	1,305
Non-current liabilities	665	879
Total liabilities	2,369	2,184
Total equity	3,311	2,640
Sales revenue	3,940	3,443	6,413
Profit for the year	¥ 363	¥ 174	¥ 568